Capital Stock, Warrants, Stock Options and Restricted Share Units (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Schedule of Fair Value of Warrant Liabilities Related to Various Tranches of Warrants Issued

The fair value of the warrant liabilities related to the various tranches of warrants issued during the period were estimated using the Binomial model to determine the fair value using the following assumptions as at March 31, 2025 and December 31, 2024:

January 2025 warrants	March 31, 2025	Grant Date
Expected life	860 days	943 days
Volatility	90%	105%
Risk free interest rate	2.46%	2.85%
Dividend yield	0%	0%
Share price (C$)	$0.145	$0.165
Fair value	$5,370	$7,116
Change in derivative liability	$(1,746)

November 2024 warrants	March 31, 2025	December 2024
Expected life	860 days	950 days
Volatility	90%	95%
Risk free interest rate	2.46%	2.96%
Dividend yield	0%	0%
Share price (C$)	$0.145	$0.155
Fair value	$28,921	$32,374
Change in derivative liability	$(3,453)

October 2024 warrants	March 31, 2025	December 2024
Expected life	860 days	950 days
Volatility	90%	95%
Risk free interest rate	2.46%	2.96%
Dividend yield	0%	0%
Share price (C$)	$0.145	$0.155
Fair value	$20,952	$25,881
Change in derivative liability	$(4,929)

August 2024 warrants	March 31, 2025	December 2024
Expected life	860 days	950 days
Volatility	90%	95%
Risk free interest rate	2.46%	2.96%
Dividend yield	0%	0%
Share price (C$)	$0.145	$0.155
Fair value	$67,076	$82,857
Change in derivative liability	$(15,781)

March 2023 warrants	March 31, 2025	December 31, 2024
Expected life	361 days	451 days
Volatility	24%	24%
Risk free interest rate	2.46%	2.96%
Dividend yield	0%	0%
Share price (C$)	$0.145	$0.155
Fair value	$545,933	$915,046
Change in derivative liability	$(369,113)

April 2022 special warrants issuance	March 31, 2025	December 31, 2024
Expected life	1 days	91 days
Volatility	105%	70%
Risk free interest rate	2.46%	2.96%
Dividend yield	0%	0%
Share price (C$)	$0.145	$0.155
Fair value	$1	$1
Change in derivative liability	$-

April 2022 non-brokered issuance	March 31, 2025	December 31, 2024
Expected life	1 days	91 days
Volatility	105%	70%
Risk free interest rate	2.46%	2.96%
Dividend yield	0%	0%
Share price (C$)	$0.145	$0.155
Fair value	$1	$1
Change in derivative liability	$-

June 2022 issuance	March 31, 2025	December 31, 2024
Expected life	1 days	91 days
Volatility	105%	70%
Risk free interest rate	2.46%	2.96%
Dividend yield	0%	0%
Share price (C$)	$0.145	$0.155
Fair value	$1	$1
Change in derivative liability	$-

February 2021 issuance	March 31, 2025	December 31, 2024
Expected life	315 days	405 days
Volatility	75%	70%
Risk free interest rate	2.46%	2.96%
Dividend yield	0%	0%
Share price (C$)	$0.145	$0.155
Fair value	$1,391	$44,465
Change in derivative liability	$(43,074)

June 2019 issuance	March 31, 2025	December 31, 2024
Expected life	275 days	365 days
Volatility	75%	70%
Risk free interest rate	2.46%	2.96%
Dividend yield	0%	0%
Share price (C$)	$0.145	$0.155
Fair value	$1	$9,724
Change in derivative liability	$(9,723)

August 2019 issuance	March 31, 2025	December 31, 2024
Expected life	275 days	365 days
Volatility	75%	70%
Risk free interest rate	2.46%	2.96%
Dividend yield	0%	0%
Share price (C$)	$0.145	$0.155
Fair value	$1	$14,945
Change in derivative liability	$(14,944)

The fair value of the warrant liabilities related to the various tranches of warrants issued during the period were estimated using the Binomial model to determine the fair value using the following assumptions as at June 30, 2025 and December 31, 2024:

June 2025 warrants	June 30, 2025	Grant Date
Expected life	1071 days	1096 days
Volatility	95%	105%
Risk free interest rate	2.62%	2.62%
Dividend yield	0%	0%
Share price (C$)	$0.12	$0.135
Fair value	$4,935,982	$6,279,115
Change in derivative liability	$(1,343,133)

January 2025 warrants	June 30, 2025	Grant Date
Expected life	769 days	943 days
Volatility	80%	105%
Risk free interest rate	2.59%	2.85%
Dividend yield	0%	0%
Share price (C$)	$0.12	$0.165
Fair value	$3,481	$7,116
Change in derivative liability	$(3,635)

November 2024 warrants	June 30, 2025	December 2024
Expected life	769 days	950 days
Volatility	80%	95%
Risk free interest rate	2.59%	2.96%
Dividend yield	0%	0%
Share price (C$)	$0.12	$0.155
Fair value	$19,431	$32,374
Change in derivative liability	$(12,943)

October 2024 warrants	June 30, 2025	December 2024
Expected life	769 days	950 days
Volatility	80%	95%
Risk free interest rate	2.59%	2.96%
Dividend yield	0%	0%
Share price (C$)	$0.12	$0.155
Fair value	$13,047	$25,881
Change in derivative liability	$(12,834)

August 2024 warrants	June 30, 2025	December 2024
Expected life	769 days	950 days
Volatility	80%	95%
Risk free interest rate	2.59%	2.96%
Dividend yield	0%	0%
Share price (C$)	$0.12	$0.155
Fair value	$41,770	$82,857
Change in derivative liability	$(41,087)

March 2023 warrants	June 30, 2025	December 31, 2024
Expected life	270 days	451 days
Volatility	24%	24%
Risk free interest rate	2.59%	2.96%
Dividend yield	0%	0%
Share price (C$)	$0.12	$0.155
Fair value	$102,185	$915,046
Change in derivative liability	$(812,861)

April 2022 special warrants issuance	June 30, 2025		December 31, 2024
Expected life		Expired	91 days
Volatility		N/A	70%
Risk free interest rate		N/A	2.96%
Dividend yield		N/A	0%
Share price (C$)	$	N/A	$0.155
Fair value		$-	$1
Change in derivative liability		$(1)

April 2022 non-brokered issuance	June 30, 2025		December 31, 2024
Expected life		Expired	91 days
Volatility		N/A	70%
Risk free interest rate		N/A	2.96%
Dividend yield		N/A	0%
Share price (C$)	$	N/A	$0.155
Fair value		$-	$1
Change in derivative liability		$(1)

June 2022 issuance	June 30, 2025		December 31, 2024
Expected life		Expired	91 days
Volatility		N/A	70%
Risk free interest rate		N/A	2.96%
Dividend yield		N/A	0%
Share price (C$)	$	N/A	$0.155
Fair value		$-	$1
Change in derivative liability		$(1)

February 2021 issuance	June 30, 2025	December 31, 2024
Expected life	224 days	405 days
Volatility	75%	70%
Risk free interest rate	2.59%	2.96%
Dividend yield	0%	0%
Share price (C$)	$0.12	$0.155
Fair value	$1	$44,465
Change in derivative liability	$(44,464)

June 2019 issuance	June 30, 2025	December 31, 2024
Expected life	184 days	365 days
Volatility	85%	70%
Risk free interest rate	2.59%	2.96%
Dividend yield	0%	0%
Share price (C$)	$0.12	$0.155
Fair value	$1	$9,724
Change in derivative liability	$(9,723)

August 2019 issuance	June 30, 2025	December 31, 2024
Expected life	184 days	365 days
Volatility	85%	70%
Risk free interest rate	2.59%	2.96%
Dividend yield	0%	0%
Share price (C$)	$0.12	$0.155
Fair value	$1	$14,945
Change in derivative liability	$(14,944)

The fair value of the warrant liabilities related to the various tranches of warrants issued during the period were estimated using the Binomial model to determine the fair value using the following assumptions as at December 31, 2024 and December 31, 2023:

November 2024 warrants	December 31, 2024	Grant Date
Expected life	950 days	996 days
Volatility	95%	105%
Risk free interest rate	2.96%	3.14%
Dividend yield	0%	0%
Share price (C$)	$0.155	$0.125
Fair value	$32,374	$26,752
Change in derivative liability	$5,622

October 2024 warrants	December 31, 2024	Grant Date
Expected life	950 days	1,041 days
Volatility	95%	105%
Risk free interest rate	2.96%	2.84%
Dividend yield	0%	0%
Share price (C$)	$0.155	$0.16
Fair value	$25,881	$29,780
Change in derivative liability	$(3,899)

August 2024 warrants	December 31, 2024	Grant Date
Expected life	950 days	1,095 days
Volatility	95%	105%
Risk free interest rate	2.96%	3.25%
Dividend yield	0%	0%
Share price (C$)	$0.155	$0.16
Fair value	$82,857	$98,493
Change in derivative liability	$(15,636)

March 2023 warrants	December 31, 2024	December 31, 2023
Expected life	451 days	817 days
Volatility	24%	24%
Risk free interest rate	2.96%	3.88%
Dividend yield	0%	0%
Share price (C$)	$0.155	$0.11
Fair value	$915,046	$281,085
Change in derivative liability	$633,961

April 2022 special warrants issuance	December 31, 2024	December 31, 2023
Expected life	91 days		457 days
Volatility	70%		110%
Risk free interest rate	2.96%		3.88%
Dividend yield	0%		0%
Share price (C$)	$0.155		$0.11
Fair value	$1		$546,592
Change in derivative liability	$(546,591)	$

April 2022 non-brokered issuance	December 31, 2024	December 31, 2023
Expected life	91 days		457 days
Volatility	70%		110%
Risk free interest rate	2.96%		3.88%
Dividend yield	0%		0%
Share price (C$)	$0.155		$0.11
Fair value	$1		$21,252
Change in derivative liability	$(21,251)	$

June 2022 issuance	December 31, 2024	December 31, 2023
Expected life	91 days	457 days
Volatility	70%	110%
Risk free interest rate	2.96%	3.88%
Dividend yield	0%	0%
Share price (C$)	$0.155	$0.11
Fair value	$1	$17,589
Change in derivative liability	$(17,588)

February 2021 issuance	December 31, 2024	December 31, 2023
Expected life	405 days	771 days
Volatility	70%	110%
Risk free interest rate	2.96%	3.88%
Dividend yield	0%	0%
Share price	$0.155	$0.11
Fair value	$44,465	$367,349
Change in derivative liability	$(322,884)

June 2019 issuance	December 31, 2024	December 31, 2023
Expected life	365 days	731 days
Volatility	70%	110%
Risk free interest rate	2.96%	3.88%
Dividend yield	0%	0%
Share price	$0.155	$0.11
Fair value	$9,724	$226,570
Change in derivative liability	$(216,846)

August 2019 issuance	December 31, 2024	December 31, 2023
Expected life	365 days	731 days
Volatility	70%	110%
Risk free interest rate	2.96%	3.88%
Dividend yield	0%	0%
Share price	$0.155	$0.11
Fair value	$14,945	$348,211
Change in derivative liability	$(333,266)

Schedule of Warrant Activity

		Weighted	Weighted
		average	average
	Number of	exercise price	grant date
	warrants	(C$)	value ($)

Balance, December 31, 2023	145,061,976	$0.37	$0.09
Issued	2,157,384	0.15	0.07
Balance, December 31, 2024	147,219,360	$0.37	$0.09

Balance, December 31, 2024	147,219,360	$0.37	$0.09
Issued	100,397	0.15	0.07
Balance, March 31, 2025	147,319,757	$0.37	$0.09

Outstanding warrants at June 30, 2025 and December 31, 2024 were as follows:

		Weighted	Weighted
		average	average
	Number of	exercise price	grant date
	warrants	(C$)	value ($)

Balance, December 31, 2023	145,061,976	$0.37	$0.09
Issued	2,157,384	0.15	0.07
Balance, December 31, 2024	147,219,360	$0.37	$0.09

Balance, December 31, 2024	147,219,360	$0.37	$0.09
Issued	126,208,269	0.25	0.05
Expired	(40,538,969)	0.37	0.15
Balance, June 30, 2025	232,888,660	$0.30	$0.06

		Weighted	Weighted
		Average	average
	Number of	exercise price	grant date
	warrants	(C$)	value ($)

Balance, December 31, 2022	162,129,064	$0.49	$0.17
Issued	51,633,727	0.15	0.05
Exercised	(10,416,667)	0.11	0.12
Expired	(58,284,148)	0.50	0.27
Balance, December 31, 2023	145,061,976	$0.37	$0.09
Issued	2,157,384	0.15	0.07
Balance, December 31, 2024	147,219,360	$0.37	$0.09

Schedule of Warrants Outstanding Exercise Price

At March 31, 2025, the following warrants were outstanding:

	Exercise	Number of	Number of warrants
Expiry date	price (C$)	warrants	exercisable

April 1, 2025	0.37	40,538,969	40,538,969
December 31, 2025	0.59	32,895,200	32,895,200
February 9, 2026	0.60	17,112,500	17,112,500
February 16, 2026	0.60	2,881,580	2,881,580
March 27, 2026	0.15	51,633,727	51,633,727
August 8, 2027	0.16	1,680,591	1,680,591
August 8, 2027	0.15	100,397	100,397
August 8, 2027	0.12	476,793	476,793
		147,319,757	147,319,757

At June 30, 2025, the following warrants were outstanding:

	Exercise	Number of	Number of warrants
Expiry date	price (C$)	warrants	exercisable

December 31, 2025	0.59	32,895,200	32,895,200
February 9, 2026	0.60	17,112,500	17,112,500
February 16, 2026	0.60	2,881,580	2,881,580
March 27, 2026	0.15	51,633,727	51,633,727
August 8, 2027	0.16	1,680,591	1,680,591
August 8, 2027	0.15	100,397	100,397
August 8, 2027	0.12	476,793	476,793
June 5, 2028	0.25	126,107,872	126,107,872
		232,888,660	232,888,660

At December 31, 2024, the following warrants were outstanding:

	Exercise	Number of	Number of warrants
Expiry date	price (C$)	warrants	exercisable

April 1, 2025	0.37	40,538,969	40,538,969
December 31, 2025	0.59	32,895,200	32,895,200
February 9, 2026	0.60	17,112,500	17,112,500
February 16, 2026	0.60	2,881,580	2,881,580
March 27, 2026	0.15	51,633,727	51,633,727
August 8, 2027	0.16	1,680,591	1,680,591
August 8, 2027	0.12	476,793	476,793
		147,219,360	147,219,360

Schedule of Compensation Options

At March 31, 2025, and December 31, 2024 the following broker options were outstanding:

		Weighted
	Number of	average
	broker	exercise price
	options	(C$)

Balance, December 31, 2023	4,301,150	$0.24
Expired – February 2024	(351,000)	0.50
Expired – April 2024	(1,879,892)	0.30
Balance, December 31, 2024	2,070,258	0.15

Balance, December 31, 2024 (i)	2,070,258	0.15
Balance, March 31, 2025 (i)	2,070,258	0.15

(i)	The grant date fair value of the March 2023 Compensation Options was estimated at $111,971 using the Black-Scholes valuation model with the following underlying assumptions:

At June 30, 2025, and December 31, 2024 the following broker options were outstanding:

		Weighted
	Number of	average
	broker	exercise price
	options	(C$)

Balance, December 31, 2023	4,301,150	$0.24
Expired – February 2024	(351,000)	0.50
Expired – April 2024	(1,879,892)	0.30
Balance, December 31, 2024	2,070,258	0.15

Balance, December 31, 2024 (i)	2,070,258	0.15
Balance, June 30, 2025 (i)	2,070,258	0.15

(i)	The grant date fair value of the March 2023 Compensation Options was estimated at $111,971 using the Black-Scholes valuation model with the following underlying assumptions:

At December 31, 2024, the following broker options were outstanding:

		Weighted
	Number of	average
	broker	exercise price
	options	(C$)

Balance, December 31, 2022	5,470,799	$0.34
Issued – March 2023 Compensation Options (i)	2,070,258	0.15
Expired – August 2020 Compensation Options	(3,239,907)	0.35
Balance, December 31, 2023	4,301,150	0.24

Balance, December 31, 2023	4,301,150	0.24
Expired – February 2024	(351,000)	0.50
Expired – April 2024	(1,879,892)	0.30
Balance, December 31, 2024	2,070,258	$0.15

(i)	The grant date fair value of the March 2023 Compensation Options was estimated at $111,971 using the Black-Scholes valuation model with the following underlying assumptions:

Schedule of Estimated Using Black-Scholes Valuation Model for Fair Value of Broker Options
Grant Date	Risk free interest rate	Dividend yield	Volatility	Stock price	Weighted average life
March 2023	3.4%	0%	120%	C$0.11	3 years

Grant Date	Risk free interest rate	Dividend yield	Volatility	Stock price	Weighted average life
March 2023	3.4%	0%	120%	C$0.11	3 years

Grant Date	Risk free interest rate	Dividend yield	Volatility	Stock price	Weighted average life
March 2023	3.4%	0%	120%	C$0.11	3 years

Schedule of Broker Exercise Price
	Exercise	Number of	Grant date Fair value
Expiry date	price (C$)	broker options	($)

March 27, 2026(ii)	$0.15	2,070,057	$111,971

i)	Exercisable into one March 2023 Unit.

	Exercise	Number of	Grant date Fair value
Expiry date	price (C$)	broker options	($)

March 27, 2026(i)	$0.15	2,070,057	$111,971

i)	Exercisable into one March 2023 Unit.

	Exercise	Number of	Grant date Fair value
Expiry date	price (C$)	broker options	($)

March 27, 2026 (i)	$0.15	2,070,258	$111,971
		2,070,258	$111,971

(i)	Exercisable into one March 2023 Unit.

Schedule of Stock Options

Outstanding stock options at March 31, 2025 and December 31, 2024 were as follows:

		Weighted
		average
	Number of	exercise price
	stock options	(C$)

Balance, December 31, 2023	8,970,636	$0.52
Granted August 1, 2024	87,493	$0.16
Expired October 24, 2024	(1,575,000)	$0.60
Expired October 31, 2024	(1,037,977)	$0.34
Balance, December 31, 2024	6,445,152	$0.52

Balance, December 31, 2024	6,445,152	$0.52
Balance, March 31, 2025	6,445,152	$0.52

Outstanding stock options at June 30, 2025, and December 31, 2024 were as follows:

		Weighted
		average
	Number of	exercise price
	stock options	(C$)

Balance, December 31, 2023	8,970,636	$0.52
Granted August 1, 2024	87,493	$0.16
Expired October 24, 2024	(1,575,000)	$0.60
Expired October 31, 2024	(1,037,977)	$0.34
Balance, December 31, 2024	6,445,152	$0.52

Balance, December 31, 2024	6,445,152	$0.52
Expired April 20, 2025	(5,957,659)	$0.55
Balance, June 30, 2025	487,493	$0.15

The following table summarizes the stock option activity during the years ended December 31, 2024 and 2023:

		Weighted
		average
	Number of	exercise price
	stock options	(C$)

Balance, December 31, 2022	9,320,636	$0.51
Expired September 30, 2023	(200,000)	0.60
Expired November 25, 2023	(150,000)	0.15
Balance, December 31, 2023	8,970,636	$0.52
Granted August 1, 2024	87,493	0.16
Expired October 24, 2024	(1,575,000)	0.60
Expired October 31, 2024	(1,037,977)	0.34
Balance, December 31, 2024	6,445,152	$0.52

(i)	On August 1, 2024, 87,493 stock options were issued to an employee of the Company, which vest on August 1, 2025. These options have a 5-year life and are exercisable at C$0.16 per share of common stock. The grant fair value of the options was estimated at $7,242. The vesting of these options resulted in stock-based compensation of $3,016 for the year ended December 31, 2024, which is included in the operation and administration expense of the consolidated statements of loss and comprehensive loss.

Schedule of Estimated Using Black-Scholes Valuation Model for Fair value of Stock Options

The fair value of these stock options was determined on the date of grant using the Black-Scholes valuation model, and using the following underlying assumptions:

	Risk free interest rate	Dividend yield	Volatility	Stock price	Weighted average life
October 2019	1.54%	0%	100%	C$0.50	5 years
April 2020	0.44%	0%	100%	C$0.50	5 years
February 2021	0.64%	0%	100%	C$0.34	5 years
November 2022	3.22%	0%	120%	C$0.15	5 years
August 2024	3.09%	0%	91%	C$0.16	5 years

Schedule of Actual Stock Options Issued and Outstanding

The following table reflects the stock options issued and outstanding as of March 31, 2025:

			Number of
	remaining	Number of	options
Exercise	contractual	options	vested	Grant date
price (C$)	life (years)	outstanding	(exercisable)	fair value ($)
0.55	0.05	5,957,659	5,957,659	1,536,764
0.15	2.65	400,000	400,000	37,387
0.16	4.34	87,493	-	7,242
		6,445,152	6,357,659	$1,581,393

The following table reflects the stock options issued and outstanding as of June 30, 2025:

			Number of
	remaining	Number of	options
Exercise	contractual	options	vested	Grant date
price (C$)	life (years)	outstanding	(exercisable)	fair value ($)
0.15	2.40	400,000	400,000	37,387
0.16	4.09	87,493	-	7,242
		487,493	400,000	$44,629

The following table reflects the stock options issued and outstanding as of December 31, 2024:

			Number of
	Remaining	Number of	options
Exercise	contractual	options	vested	Grant date
price (C$)	life (years)	outstanding	(exercisable)	fair value ($)
0.55	0.30	5,957,659	5,957,659	1,536,764
0.15	2.90	400,000	400,000	37,387
0.16	4.59	87,493	-	7,242
		6,445,152	6,357,659	$1,581,393

Schedule of Restricted Share Units

Outstanding RSUs at March 31, 2025 and December 31, 2024 were as follows:

		Weighted
		average
		grant date
		fair value
	Number of	per share
	shares	(C$)

Unvested as at December 31, 2023	7,044,527	$0.24
Granted	9,720,403	$0.11
Vested	(2,667,436)	$0.23
Forfeited	(71,000)	$0.50
Unvested as at December 31, 2024	14,026,494	$0.15

Unvested as at December 31, 2024	14,026,494	$0.15
Vested	(672,450)	0.10
Unvested as at March 31, 2025	13,354,044	$0.15

(i)	On January 29, 2024, the Company granted 672,450 RSUs to the CFO of the Company, which vest on January 29, 2025. The vesting of these RSUs resulted in stock-based compensation of $3,552 and $8,880 for the three months ended March 31, 2025 and March 31, 2024, respectively, which is included in operating expenses in the condensed interim consolidated statements of loss and comprehensive loss.

(ii)	On March 13, 2024, the Company granted 9,047,953 RSUs to certain executives and employees of the Company, which vest in one-third increments on March 13 of 2025, 2026 and 2027. The vesting of these RSUs resulted in stock-based compensation of $98,979 and $22,220 for the three months ended March 31, 2025 and March 31, 2024 respectively, which is included in operating expenses in the condensed interim consolidated statements of loss and comprehensive loss.

Outstanding RSUs at June 30, 2025 and December 31, 2024 were as follows:

		Weighted
		average
		grant date
		fair value
	Number of	per share
	shares	(C$)

Unvested as at December 31, 2023	7,044,527	$0.24
Granted	9,720,403	$0.11
Vested	(2,667,436)	$0.23
Forfeited	(71,000)	$0.50
Unvested as at December 31, 2024	14,026,494	$0.15

Unvested as at December 31, 2024	14,026,494	$0.15
Vested	(672,450)	0.10
Unvested as at June 30, 2025	13,354,044	$0.15

(i)	On January 29, 2024, the Company granted 672,450 RSUs to the CFO of the Company, which vest on January 29, 2025. The vesting of these RSUs resulted in stock-based compensation of $3,552 and $3,552, respectively, for the three and six months ended June 30, 2025, which is included in operating expenses condensed interim consolidated statements of income (loss) and comprehensive income (loss), compared to $12,432 and $21,311 for the three and six months ended June 30, 2024, respectively.

(ii)	On March 13, 2024, the Company granted 9,047,953 RSUs to certain executives and employees of the Company, which vest in one-third increments on March 13 of 2025, 2026 and 2027. The vesting of these RSUs resulted in stock-based compensation of $51,061 and $150,040, respectively, for the three and six months ended June 30, 2024, which is included in operating expenses condensed interim consolidated statements of income (loss) and comprehensive income (loss) compared to $112,334 and $134,554, for the three and six months ended June 30, 2024, respectively.

The following table summarizes the RSU activity during the year ended December 31, 2023:

		Weighted
		average
		grant date
		fair value
	Number of	per share
	shares	(C$)

Unvested as at December 31, 2022	4,822,741	$0.22
Granted (i, ii, iii)	10,844,993	0.23
Vested	(5,809,217)	0.24
Forfeited	(2,813,990)	0.20
Unvested as at December 31, 2023	7,044,527	$0.24
Granted (iv, v)	9,720,403	0.11
Vested	(2,667,436)	0.23
Forfeited	(71,000)	0.50
Unvested as at December 31, 2024	14,026,494	$0.15

(i)	On June 1, 2023, the Company granted 4,067,637 RSUs to executives and employees of the Company, which vested immediately. The vesting of these RSUs resulted in stock-based compensation of $355,420 for the year ended December 31, 2023, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

(ii)	On June 4, 2023, the Company granted 42,000 RSUs to a consultant of the Company, vested immediately. The vesting of these RSUs resulted in stock-based compensation of $7,825 for the year ended December 31, 2023, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

(iii)	On July 4, 2023, the Company granted 6,735,356 RSUs to executives and employees of the Company, which vest in one-third increments on March 31 of 2024, 2025 and 2026. The vesting of these RSUs resulted in stock-based compensation of $344,515 for the year ended December 31, 2023, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

(iv)	On January 29, 2024, the Company granted 672,450 RSUs to executives and employees of the Company, which vest on January 29, 2025. The vesting of these RSUs resulted in stock-based compensation of $50,000 for the year ended December 31, 2024, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

(v)	On March 13, 2024, the Company granted 9,047,953 RSUs to executives and employees of the Company, which vest in one-third increments on March 31 of 2025, 2026 and 2027. The vesting of these RSUs resulted in stock-based compensation of $361,690 for the year ended December 31, 2024, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.